EARNINGS PER SHARE - Computation of Basic and Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income	$ 796.9	$ 815.6	$ 846.6
Weighted average ordinary shares outstanding	125,205,504	133,121,763	140,495,886
Employee stock options, RSUs and PSUs	1,133,485	988,285	1,482,106
Diluted weighted average ordinary shares outstanding	126,338,989	134,110,048	141,977,992
Basic earnings per ordinary share	$ 6.37	$ 6.13	$ 6.03
Diluted earnings per ordinary share	$ 6.31	$ 6.08	$ 5.96